UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04282

Name of Fund:  BlackRock Natural Resources Trust

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Natural Resources Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2015

Date of reporting period: 04/30/2015

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2015 (Unaudited)	BlackRock Natural Resources Trust (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Canadian Independents — 3.2%
Canadian Natural Resources Ltd.	262,300	$8,715,795
Crew Energy, Inc. (a)	278,300	1,234,070
Encana Corp.	76,322	1,083,627
Husky Energy, Inc.	87,100	1,947,748
Paramount Resources Ltd., Class A (a)	24,100	712,912

		13,694,152
Chemicals — 1.5%
E.I. du Pont de Nemours & Co.	52,500	3,843,000
Praxair, Inc.	20,900	2,548,337

		6,391,337
Energy Equipment & Services — 20.9%
Baker Hughes, Inc.	86,080	5,893,037
Cameron International Corp. (a)	145,700	7,987,274
Dresser-Rand Group, Inc. (a)	182,400	15,079,008
Dril-Quip, Inc. (a)	73,100	5,827,532
FMC Technologies, Inc. (a)	220,300	9,715,230
Halliburton Co.	241,200	11,806,740
Helmerich & Payne, Inc.	97,100	7,570,887
National Oilwell Varco, Inc.	128,701	7,002,621
Rowan Cos. PLC, Class A	67,000	1,419,730
Schlumberger Ltd.	153,215	14,495,671
Seahawk Drilling, Inc.	4,713	6,033
Trican Well Service Ltd.	85,000	359,304
Weatherford International PLC (a)	95,752	1,393,191

		88,556,258
Gold — 0.6%
Eldorado Gold Corp.	460,500	2,293,912
Metals & Mining — 5.9%
BHP Billiton Ltd.	110,700	2,826,876
First Quantum Minerals Ltd.	267,211	4,092,880
Franco-Nevada Corp.	75,000	3,893,908
Goldcorp, Inc.	205,582	3,869,679
HudBay Minerals, Inc.	159,100	1,573,198
Newcrest Mining Ltd. (a)	181,800	2,037,883
Newmont Mining Corp.	35,400	937,746
Southern Copper Corp.	140,754	4,585,765
Vale SA—ADR	143,300	1,100,544

		24,918,479
Oil & Gas Equipment & Services — 0.8%
Technip SA—ADR	206,700	3,538,704
Oil & Gas Exploration & Production — 0.9%
Carrizo Oil & Gas, Inc. (a)	66,900	3,728,337
Oil, Gas & Consumable Fuels — 61.3%
Anadarko Petroleum Corp.	149,900	14,105,590
Antero Resources Corp. (a)	13,500	598,185
Apache Corp.	120,912	8,270,381
Cabot Oil & Gas Corp.	344,700	11,657,754
Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
Cenovus Energy, Inc.	139,922	$2,636,077
Chevron Corp.	139,291	15,469,658
Cimarex Energy Co.	50,894	6,331,214
CNOOC Ltd.—ADR	11,800	2,020,750
ConocoPhillips	63,675	4,324,806
CONSOL Energy, Inc.	68,800	2,234,624
Devon Energy Corp.	208,198	14,201,186
EOG Resources, Inc.	312,780	30,949,581
EQT Corp.	110,100	9,902,394
Exxon Mobil Corp.	231,090	20,190,333
Hess Corp.	117,600	9,043,440
Kosmos Energy Ltd. (a)	195,700	1,913,946
Marathon Oil Corp.	183,400	5,703,740
Marathon Petroleum Corp.	90,100	8,881,157
MEG Energy Corp.	49,400	952,787
Murphy Oil Corp.	58,700	2,794,707
Murphy USA, Inc. (a)	32,675	2,134,658
Newfield Exploration Co. (a)	70,500	2,766,420
Noble Energy, Inc.	159,900	8,110,128
Occidental Petroleum Corp.	167,100	13,384,710
Phillips 66	62,837	4,983,603
Pioneer Natural Resources Co.	63,900	11,040,642
Range Resources Corp.	157,400	10,004,344
Southwestern Energy Co. (a)	47,800	1,339,834
Suncor Energy, Inc.	413,104	13,452,844
Surge Energy, Inc.	272,700	992,253
Total SA—ADR	120,700	6,529,870
Uranium Energy Corp. (a)	261,724	680,482
Vaalco Energy, Inc. (a)	205,400	507,338
Valero Energy Corp.	100,600	5,724,140
Whiting Petroleum Corp. (a)	107,400	4,071,534
The Williams Cos., Inc.	44,500	2,277,955

		260,183,065
Total Common Stocks — 95.1%		403,304,244

Investment Companies — 0.3%
Sprott Physical Silver Trust (a)	187,400	1,171,250
Total Long-Term Investments (Cost — $167,686,706) — 95.4%		404,475,494

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (b)(c)	20,068,887	20,068,887
Total Short-Term Securities (Cost — $20,068,887) — 4.7%		20,068,887

BLACKROCK NATURAL RESOURCES TRUST	APRIL 30, 2015	1

Schedule of Investments (continued)	BlackRock Natural Resources Trust (Percentages shown are based on Net Assets)

Value
Total Investments (Cost — $187,755,593*) — 100.1%	424,544,381
Liabilities in Excess of Other Assets — (0.1)%	(263,626)

Net Assets — 100.0%	$424,280,755

*	As of April 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$188,163,111

Gross unrealized appreciation	$244,246,953
Gross unrealized depreciation	(7,865,683)

Net unrealized appreciation	$236,381,270

Notes to Schedule of Investments
(a)	Non-income producing security.

(b)	During the period ended April 30, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at July 31, 2014	Net Activity	Shares/Beneficial Interest Held at April 30, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	4,339,592	15,729,295	20,068,887	$5,165
BlackRock Liquidity Series LLC, Money Market Series	$2,180,425	$(2,180,425)	—	$5,243

(c)	Represents the current yield as of report date.

Portfolio Abbreviation

ADR	American Depositary Receipts

2	BLACKROCK NATURAL RESOURCES TRUST	APRIL 30, 2015

Schedule of Investments (concluded)	BlackRock Natural Resources Trust

•

Fair Value Measurements—Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of April 30, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Canadian Independents	$13,694,152	—	—	$13,694,152
Chemicals	6,391,337	—	—	6,391,337
Energy Equipment & Services	88,550,225	$6,033	—	88,556,258
Gold	2,293,912	—	—	2,293,912
Metals & Mining	20,053,720	4,864,759	—	24,918,479
Oil & Gas Equipment & Services	3,538,704	—	—	3,538,704
Oil & Gas Exploration & Production	3,728,337	—	—	3,728,337
Oil, Gas & Consumable Fuels	258,549,796	1,633,269	—	260,183,065
Investment Companies	1,171,250	—	—	1,171,250
Short-Term Securities	20,068,887	—	—	20,068,887

Total	$418,040,320	$6,504,061	—	$424,544,381

The Fund may hold assets in which the fair value approximates the carrying amount for financial reporting purposes. As of April 30, 2015, Foreign currency at value of $5,644 is categorized as Level 1 within the disclosure hierarchy.

BLACKROCK NATURAL RESOURCES TRUST	APRIL 30, 2015	3

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Natural Resources Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Natural Resources Trust

Date: June 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Natural Resources Trust

Date: June 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Natural Resources Trust

Date: June 22, 2015